SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands											12 Months Ended
	Aug. 14, 2024 USD ($) shares $ / shares	Sep. 20, 2023 CAD ($) shares $ / shares	Jun. 28, 2023 USD ($) shares	Jun. 28, 2023 $ / shares	Apr. 18, 2023 USD ($) shares	Apr. 18, 2023 $ / shares	Feb. 08, 2023 USD ($) shares	Feb. 08, 2023 $ / shares	Jan. 04, 2023 USD ($) shares	Jan. 04, 2023 $ / shares	Dec. 31, 2024 shares	[1]	Dec. 31, 2023 shares	[2],[3],[4],[5],[6]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares											552,000		694,100
Director and consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares									326,600
Number of stock options, exercise price										$ 4.125
Options expire									Jan. 04, 2033
Fair value of options granted | $									$ 1,017
Share price										$ 4.50
Expected option life									10 years
Volatility									112.00%
Risk-free interest rate									3.28%
Dividend yield									0.00%
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares		60,000					40,000
Number of stock options, exercise price		$ 3.82						$ 3.75
Options expire		Sep. 20, 2033					Nov. 25, 2027
Fair value of options granted		$ 217					$ 135
Share price		$ 1.54						$ 5.45
Expected option life		10 years					4 years 9 months 18 days
Volatility		112.00%					112.00%
Risk-free interest rate		4.35%					3.16%
Dividend yield		0.00%					0.00%
Employees [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares					169,500
Number of stock options, exercise price						$ 4.00
Options expire					Apr. 18, 2033
Fair value of options granted | $					$ 420
Share price						$ 3.55
Expected option life					10 years
Volatility					111.00%
Risk-free interest rate					3.57%
Dividend yield					0.00%
Officers [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares			98,000
Number of stock options, exercise price				$ 6.125
Options expire			Jun. 28, 2033
Fair value of options granted | $			$ 443
Share price				$ 7.30
Expected option life			5 years
Volatility			111.00%
Risk-free interest rate			4.14%
Dividend yield			0.00%
Employees, consultants and officers [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares	552,000
Number of stock options, exercise price	$ 1.78
Options expire	Aug. 13, 2029
Fair value of options granted | $	$ 779
Share price	$ 1.78
Expected option life	5 years
Volatility	109.00%
Risk-free interest rate	3.67%
Dividend yield	0.00%

[1]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.
[2]	On April 18, 2023, 169,500 stock options were issued to employees with an exercise price of CAD$4.00. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$3.55; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.
[3]	On February 8, 2023, 40,000 stock options were issued to a consultant with an exercise price of CAD$3.75. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$5.45; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.
[4]	On January 4, 2023, 326,600 stock options were issued to directors and consultants with an exercise price of CAD$4.125. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.50; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[5]	On June 28, 2023, 98,000 stock options were issued to officers with an exercise price of CAD$6.125. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$7.30; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.
[6]	On September 20, 2023, 60,000 stock options were issued to consultants with an exercise price of $3.82. The options expire on September 20, 2033. The fair value of the options granted was estimated at $217 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.54; Expected option life 10 years; Volatility 112%; Risk-free interest rate 4.35%; Dividend yield 0%.